Subsequent Event	12 Months Ended
Apr. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Event
20.	Subsequent event

Private Placement

Subsequent to April 30, 2022, the Company completed a non-brokered private placement for $1,200,000 upon the issuance of 6,000,000 units (the “Units”) at a price of $0.20 per Unit.  Each Unit is comprised of one common share of the Company and one-half of one transferable common share purchase warrant (the “Warrants”), each whole Warrant exercisable for a period of four years from the date of issue to purchase one common share of the Company at a price of $0.30 per share, provided that, if after the expiry of all resale restrictions, the closing price of the Company’s shares is equal to or greater than $0.40 per share for 20 consecutive trading days, the Company may, by notice to the Warrant holders reduce the remaining exercise period of the Warrants to not less than 30 days following the date of such notice.

The Company paid $48,000 as a finder’s fee for the portion of the financing attributable to the finder’s efforts. All of the securities issued pursuant to this private placement will have a hold period expiring four months plus one day after the closing date.